Bank Loans (Details) - Part 1 $ in Millions							6 Months Ended		12 Months Ended
	Apr. 15, 2023 USD ($)	Apr. 15, 2023 CNY (¥)	Mar. 15, 2023 USD ($)	Mar. 15, 2023 CNY (¥)	Aug. 11, 2021 USD ($)	Aug. 11, 2021 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Jun. 30, 2024 CNY (¥)	Apr. 11, 2024 USD ($)	Apr. 11, 2024 CNY (¥)	Apr. 08, 2024 USD ($)	Apr. 08, 2024 CNY (¥)	Mar. 21, 2024 USD ($)	Mar. 21, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 26, 2023 USD ($)	Dec. 26, 2023 CNY (¥)	Oct. 27, 2023 USD ($)	Oct. 27, 2023 CNY (¥)	Apr. 17, 2023 USD ($)	Apr. 17, 2023 CNY (¥)
Bank Loans [Line Items]
Short-term loan facility			$ 11.3	¥ 80,000,000	$ 4.3	¥ 30,000,000
Real estate amount			$ 8.1				$ 7.9				¥ 51,600,000
Financial exposure balance							$ 56.5				¥ 400,000,000
Annual revenue percentage							25.00%				25.00%
Drew down loan amounts							$ 9.2		$ 11.3		¥ 65,300,000	$ 2.8	¥ 20,000,000						$ 1.4	¥ 10,000,000	$ 2.8	¥ 20,000,000	$ 2.8	¥ 20,000,000
Repayment of loan	$ 2.9	¥ 20,000,000					11.3	¥ 80,000,000	$ 10.6	¥ 75,000,000
Loan amount																$ 11.2	¥ 80,000,000
Financing exposure balance							$ 56.1	¥ 400,000,000
Annual revenue percentage							25.00%	25.00%
Loan drawn							$ 11.2				80,000,000
Short-term loan facility amount							10.5				75,000,000			$ 2.8	¥ 20,000,000
China Merchant Bank Fuzhou Branch [Member]
Bank Loans [Line Items]
Repayment of loan							10.6	¥ 75,000,000
Bank of China Fuzhou Jin’an Branch [Member]
Bank Loans [Line Items]
Short-term loan facility amount							$ 11.2				¥ 80,000,000
Minimum [Member]
Bank Loans [Line Items]
Current ratio							0.85				0.85
Liability asset ratio							1	1
Maximum [Member]
Bank Loans [Line Items]
Liability asset ratio							0.65	0.65
4.30%[Member] | China Merchant Bank Fuzhou Branch [Member]
Bank Loans [Line Items]
Drew down loan amounts																		¥ 80,000,000